Equity-Based Compensation - Vested and Non-vested Partnership Interests (Details) - Partnership Interests - shares shares in Thousands	3 Months Ended
	Oct. 31, 2021	Jul. 23, 2021	Jul. 22, 2021	Jan. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding (in shares)		11,339	6,655	6,322
Vested awards (in shares)		(6,320)
Non-vested, Number of Shares
Non-vested, beginning (in shares)	5,019
Vested (in shares)	(1,958)
Non-vested, ending (in shares)	3,061